Summary of Principal Accounting Policies (Details) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Current assets	$ 51,771,563	$ 42,037,360
Non-current assets	9,074,426	6,783,091
Total assets	60,845,989	48,820,451
Current liabilities	45,678,410	35,134,555
Non-current liabilities	18,002	26,940
Total liabilities	45,696,412	35,161,495
Cost of revenue	(23,438,416)	(32,843,907)
Gross profit (loss)	693,845	2,763,707
Amortization and depreciation	(351,204)	(156,497)
General and administrative expenses	(5,049,420)	(6,445,771)
Marketing cost	(83,197)	(276,258)
Research & development	(411,925)	(632,767)
Credit impairment loss	(1,207,516)	(439,613)
Total operating expenses	(7,633,882)	(8,712,708)
Profit (loss) from operations	(6,940,037)	(5,949,001)
Interest income	25,849	87,063
Other income (expense)	33,545	21,796
Tax expense		879,121
Net profit (loss)	(7,041,333)	(5,109,342)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets	9,099,111	9,647,455
Non-current assets	415,307	512,958
Total assets	9,514,418	10,160,413
Current liabilities	14,276,754	12,925,255
Non-current liabilities	18,002	26,940
Total liabilities	14,294,756	12,952,195
Revenue	2,540,768	4,548,991
Cost of revenue	(2,341,450)	(3,687,430)
Gross profit (loss)	199,318	861,561
Amortization and depreciation	(13,495)	(133,091)
General and administrative expenses	(1,518,566)	(1,899,146)
Marketing cost	(13,596)	(95,829)
Research & development	(62,981)	(298,345)
Credit impairment loss	(376,395)	(87,409)
Total operating expenses	(1,985,033)	(2,513,820)
Profit (loss) from operations	(1,785,715)	(1,652,259)
Interest income	25,371	86,907
Other income (expense)	13,725	19,701
Total other income (expense)	36,096	106,608
Tax expense		354,229
Net profit (loss)	(1,746,619)	(1,191,422)
Variable Interest Entity, Not Primary Beneficiary [Member]
Current assets	41,411,094	29,073,164
Non-current assets	5,962,380	5,598,659
Total assets	47,373,474	34,671,823
Current liabilities	48,142,684	34,137,259
Non-current liabilities
Total liabilities	48,142,684	34,137,259
Revenue	20,696,182	31,053,615
Cost of revenue	(20,191,615)	(29,151,468)
Gross profit (loss)	504,567	1,902,147
Amortization and depreciation	(1,404)	(956)
General and administrative expenses	(1,013,540)	(816,590)
Marketing cost	(69,601)	(180,429)
Research & development	(68,051)	(88,017)
Credit impairment loss	(667,654)	(333,228)
Total operating expenses	(1,820,250)	(1,419,220)
Profit (loss) from operations	(1,315,683)	482,927
Interest income	42	27
Other income (expense)	29,893	1,253
Total other income (expense)	29,935	1,280
Tax expense		(137,987)
Net profit (loss)	$ (1,285,748)	$ 346,220